Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2015 are described below:

Place and year of
Major Subsidiaries	Incorporation
NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China
1999

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China
2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China
2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China
2006

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China
2009

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China
2011

NetEase Media Technology (Beijing) Co., Ltd. (“Media Beijing”)	Beijing, China
2012

HQG, Limited (“HQG”)	Hong Kong, China
2014

Hangzhou Youmai Technology Co., Ltd. (“Hangzhou Youmai”)	Hangzhou, China
2014

Major VIEs and VIEs’ subsidiaries	Place and year of Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China
1997

Beijing NetEase Media Co., Ltd. (previously named “Beijing Guangyitong Advertising Co., Ltd.”) (“NetEase Advertising”)	Beijing, China 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China
2008

StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China
2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China
2008

Hangzhou NetEase Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China
2009

Wangyibao Co., Ltd. (“Wangyibao Company”)	Hangzhou, China
2010

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31,	December 31,
	2014	2015
	RMB	RMB
Total assets	3,449,055	6,404,523
Total liabilities	3,304,133	6,174,820

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net revenues	9,263,978	11,293,218	19,819,474
Net (loss)/income	(29,335)	139,560	343,942

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net cash provided by operating activities	143,403	368,209	931,049
Net cash used in investing activities	(220,809)	(148,982)	(327,330)
Net cash (used in)/provided by financing activities	(9,697)	2,508	(89,996)